Investments in unconsolidated affiliates (Details)				12 Months Ended
	Sep. 11, 2025 USD ($)	Sep. 11, 2025 EUR (€)	Jun. 27, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Investments in unconsolidated affiliates
Cash consideration				$ 6,015,000
Income (loss) from equity method investments				106,000
Investment in unconsolidated affiliates				$ 7,857,000
Wecan Group AG
Investments in unconsolidated affiliates
Ownership percentage			31.87%	31.87%
Ownership percentage on fully diluted basis			28.33%
Total consideration			$ 3,486,557
Cash consideration			$ 1,424,704
Stock issued for investments in unconsolidated affiliates | shares			481,110
Value of stock issued for investments in unconsolidated affiliates			$ 1,948,495
Transaction costs			$ 113,358
Income (loss) from equity method investments				$ 105,778
Investment in unconsolidated affiliates				3,380,779
Impairment on investment in unconsolidated affiliates				$ 0
Quantix Edge Security, S.L.
Investments in unconsolidated affiliates
Ownership percentage	25.50%	25.50%		25.50%
Cash consideration | €		€ 3,825,000
Income (loss) from equity method investments				$ 0
Investment in unconsolidated affiliates				4,476,452
Impairment on investment in unconsolidated affiliates	$ 0			$ 0